INVENTORIES	12 Months Ended
Dec. 31, 2016
INVENTORIES [Abstract]
INVENTORIES
7. INVENTORIES

Inventories consist of the following:

	December 31,
	2015	2016
Raw materials	$2,343,104	$2,947,296
Work-in-process	5,626,531	4,878,905
Finished goods	2,746,304	4,454,499
Total	$10,715,939	$12,280,700

Inventory write-down was $175,568, $62,422 and nil for the years ended December 31, 2014, 2015 and 2016, respectively.